S-K 1603, SPAC Sponsor; Conflicts of Interest	Sep. 23, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]
Sponsor Information
Our sponsor is a Cayman Islands limited liability company and was formed to invest in us. Although our sponsor is permitted to undertake any activities permitted under the Cayman Limited Liability Companies Act and other applicable law, our sponsor’s business is focused on investing in our company. The managing member of our sponsor is Albert Cha, M.D., Ph.D., our Chief Executive Officer and a member of our board of directors. Dr. Cha controls the management of our sponsor, including the exercise of voting and investment discretion over the securities of our company held by our sponsor. As of the date of this prospectus, FLSPF owns 100% of the economic rights attributable to the founder shares and private placement shares held by our sponsor.
The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

ENTITY	AMOUNT OF COMPENSATION TO BE RECEIVED OR SECURITIES ISSUED OR TO BE ISSUED	CONSIDERATION PAID OR TO BE PAID
Frazier Life Sciences Holdings II LLC and other initial shareholders	1,875,000 Class B ordinary shares, of which 1,683,749 Class B ordinary shares are held by our sponsor and 191,251 Class B ordinary shares are held by our independent directors and Chief Financial Officer.	$25,000 (approximately $0.013 per share after giving effect to the share forfeiture)

Frazier Life Sciences Holdings II LLC	300,000 private placement shares	$3,000,000 ($10.00 per share)

Frazier Life Sciences Holdings II LLC, an affiliate thereof, or our officers and directors	Repayment in cash or up to $3,000,000 in private placement shares of the post-business combination entity at a price of $10.00 per share at the option of the lender	Loans to finance transaction costs in connection with an intended initial business combination

Frazier Life Sciences Holdings II LLC	Repayment in cash	Up to $300,000 under an unsecured, non-interest bearing promissory note for offering-related and organizational expenses. This loan is due at the earlier of December 31, 2027 or the closing of this offering and is anticipated to be repaid upon completion of this offering out of the $750,000 of offering proceeds that has been allocated for the payment of offering expenses other than underwriting commissions

ENTITY	AMOUNT OF COMPENSATION TO BE RECEIVED OR SECURITIES ISSUED OR TO BE ISSUED	CONSIDERATION PAID OR TO BE PAID
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

Frazier Life Sciences Holdings II LLC, our officers or directors, or affiliates thereof	Repayment in cash	Any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination

SPAC Sponsor, Controlling Persons [Table Text Block]	The managing member of our sponsor is Albert Cha, M.D., Ph.D., our Chief Executive Officer and a member of our board of directors. Dr. Cha controls the management of our sponsor, including the exercise of voting and investment discretion over the securities of our company held by our sponsor.
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]
Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

INDIVIDUAL	ENTITY	ENTITY’S BUSINESS	AFFILIATION
Albert Cha, M.D., Ph.D.	FLS Ascendis Pharma A/S	Investment Firm Biopharmaceuticals	Managing Partner Chairman

Fran Adams	van den Boom and Associates LLC	Accounting Firm	Partner
	Research Alliance Corp. III	SPAC	Chief Financial Officer
	Research Alliance Corp. IV	SPAC	Chief Financial Officer

Kevin Li, M.D.	FLS Angitia Biopharmaceuticals Limited	Investment Firm Biopharmaceuticals	Partner Director

Ali Jackson, J.D.	FLS	Investment Firm	Vice President & Counsel

William C. Fairey, Jr.	Respira Therapeutics, Inc. Mirum Pharmaceuticals, Inc. Rein Therapeutics, Inc. Ascendis Pharma A/S	Biotechnology Biopharmaceuticals Biopharmaceuticals Biopharmaceuticals	Chairman Director Director Director

Benjamin L. Palleiko.	FLS	Investment Firm	Senior Advisor

R. Scott Struthers, Ph.D.	Radionetics Oncology, Inc.	Biotechnology	Chairman